Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 7,710,901	$ 12,085,711
Cost of revenue	6,843,935	8,668,552
Gross Profit	866,966	3,417,159
Operating expenses:
Selling expenses	1,234,204	624,410
General and administrative expenses	3,437,429	4,312,486
Research and development expenses	533,477	665,494
Impairment of investment in equity investee	1,123,200
Total operating expenses	6,328,310	5,602,390
Loss from operations	(5,461,344)	(2,185,231)
Other income (expense):
Interest income, net	83,438	6,884
Foreign exchange transaction (loss) gain	(151,611)	114,443
Other (expenses) income, net	(13,613)	41,357
Rental income from related parties, net	129,856	107,737
Total other income, net	48,070	270,421
Loss before income tax	(5,413,274)	(1,914,810)
Income tax benefit	(238,272)	(98,967)
Net loss	(5,175,002)	(1,815,843)
Less: net income attributable to non-controlling interest
Net loss attributable to Dogness (International) Corporation	(5,175,002)	(1,815,843)
Other comprehensive loss
Foreign currency translation adjustments	2,276,621	(300,478)
Comprehensive loss	(2,898,381)	(2,116,321)
Less: comprehensive income attributable to non-controlling interest	1
Comprehensive loss attributable to Dogness (International) Corporation	$ (2,898,382)	$ (2,116,321)
Loss per share
Basic	$ (0.29)	$ (0.14)
Diluted	$ (0.29)	$ (0.14)
Weighted Average Shares Outstanding
Basic	17,807,886	12,755,658
Diluted	17,807,886	12,755,658